Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	32
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 16, 2010
Closing Date:	May 13, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:	$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%	May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%	November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%	October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%	December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$79,792,627.94	0.2517118	$65,855,659.19	0.2077466	$13,936,968.75
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$266,642,627.94	0.2775070	$252,705,659.19	0.2630022	$13,936,968.75

Weighted Avg. Coupon (WAC)	5.31%		5.32%
Weighted Avg. Remaining Maturity (WARM)	31.84		31.01
Pool Receivables Balance	$322,085,286.07		$304,838,030.08
Remaining Number of Receivables	36,280		35,150

Adjusted Pool Balance	$316,711,113.79		$299,817,818.34

III. COLLECTIONS

Principal:
Principal Collections	$16,606,564.54
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$384,532.82
Total Principal Collections	$16,991,097.36

Interest:
Interest Collections	$1,380,775.56
Late Fees & Other Charges	$38,258.00
Interest on Repurchase Principal	$-
Total Interest Collections	$1,419,033.56

Collection Account Interest	$1,616.02
Reserve Account Interest	$530.63
Servicer Advances	$-

Total Collections	$18,412,277.57

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	32
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$18,412,277.57
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$18,412,277.57
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$268,404.41		$268,404.41	$268,404.41
Collection Account Interest					$1,616.02
Late Fees & Other Charges					$38,258.00
Total due to Servicer					$308,278.43

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$99,740.78		$99,740.78
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$481,226.20		$481,226.20	$481,226.20

Available Funds Remaining:					$17,622,772.94

3. Principal Distribution Amount:					$13,936,968.75

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$13,936,968.75
Class A-4 Notes				$-
Class A Notes Total:		13,936,968.75		$13,936,968.75
Total Noteholders Principal				$13,936,968.75

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,685,804.19

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,374,172.28
Beginning Period Amount	$5,374,172.28
Current Period Amortization	$353,960.54
Ending Period Required Amount	$5,020,211.74
Ending Period Amount	$5,020,211.74
Next Distribution Date Required Amount	$4,682,118.16

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	32
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%

	Beginning	Ending	Target
Overcollateralization Amount	$50,068,485.85	$47,112,159.15	$47,112,159.15
Overcollateralization as a % of Adjusted Pool	15.81%	15.71%	15.71%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.83%	34,387	97.23%	$296,383,425.47
30 - 60 Days	1.74%	613	2.20%	$6,706,731.37
61 - 90 Days	0.34%	118	0.45%	$1,372,159.85
91 + Days	0.09%	32	0.12%	$375,713.39
		35,150		$304,838,030.08
Total
Delinquent Receivables 61 + days past due	0.43%	150	0.57%	$1,747,873.24
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.43%	155	0.54%	$1,750,217.40
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.39%	147	0.53%	$1,784,962.07
Three-Month Average Delinquency Ratio	0.42%		0.55%

Repossession in Current Period		35		$409,162.44
Repossession Inventory		41		$268,363.28

Charge-Offs
Gross Principal of Charge-Off for Current Period				$640,691.45
Recoveries				$(384,532.82)
Net Charge-offs for Current Period				$256,158.63

Beginning Pool Balance for Current Period				$322,085,286.07

Net Loss Ratio				0.95%
Net Loss Ratio for 1st Preceding Collection Period				0.65%
Net Loss Ratio for 2nd Preceding Collection Period				0.66%
Three-Month Average Net Loss Ratio for Current Period				0.75%

Cumulative Net Losses for All Periods				$10,609,132.27
Cumulative Net Losses as a % of Initial Pool Balance				0.97%

Principal Balance of Extensions				$1,971,708.35
Number of Extensions				163

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